Janus Henderson Global Real Estate Fund

Schedule of Investments (unaudited)

June 30, 2020

Shares		Value
Common Stocks – 99.4%
Commercial Services & Supplies – 1.5%
A-Living Services Co Ltd (144A)§	1,662,750	$8,390,558
Equity Real Estate Investment Trusts (REITs) – 69.8%
Alexandria Real Estate Equities Inc	113,402	18,399,474
Allied Properties	274,136	8,272,146
American Homes 4 Rent	407,945	10,973,720
American Tower Corp	37,528	9,702,489
Americold Realty Trust	300,673	10,914,430
Derwent London PLC	65,000	2,233,225
Douglas Emmett Inc	296,779	9,099,244
Duke Realty Corp	406,346	14,380,585
Equity LifeStyle Properties Inc	170,790	10,670,959
Gecina SA	68,500	8,455,122
GLP	8,407	12,209,584
Goodman Group	1,252,487	12,886,538
Granite	273,715	14,127,356
Healthpeak Properties Inc	521,915	14,383,977
Industrial & Infrastructure Fund Investment Corp	3,326	5,356,128
Invesco Office Inc	30,676	4,000,973
Invitation Homes Inc	631,770	17,392,628
LaSalle Logiport	1,756	2,708,386
Link	1,003,200	8,186,118
Mapletree Industrial Trust	3,031,000	6,300,357
Mapletree Logistics Trust	3,825,600	5,338,895
MCUBS MidCity Investment Corp	9,665	7,016,072
MGM Growth Properties LLC	305,300	8,307,213
Mirvac Group	3,995,239	6,012,096
Nippon Prologis Inc	1,922	5,842,122
Nomura Real Estate Master Fund Inc	5,840	7,015,226
Prologis Inc	357,559	33,305,499
Rexford Industrial Realty Inc	416,566	17,258,329
Safestore Holdings PLC	380,000	3,415,618
SBA Communications Corp	33,105	9,862,642
Segro PLC	970,000	10,743,368
SL Green Realty Corp	144,958	7,144,980
Spirit Realty Capital Inc	305,960	10,665,766
Sun Communities Inc	128,539	17,440,171
UDR Inc	349,349	13,058,666
UNITE Group PLC	408,792	4,756,721
VICI Properties Inc	971,467	19,613,919
		387,450,742
Hotels, Restaurants & Leisure – 1.2%
Marriott International Inc/MD	74,808	6,413,290
Household Durables – 1.5%
NVR Inc*	2,476	8,068,665
Information Technology Services – 1.2%
NEXTDC Ltd*	993,492	6,792,397
Real Estate Management & Development – 24.2%
Aroundtown SA*	940,000	5,379,869
Ascendas India Trust	5,684,200	5,514,878
China Resources Land Ltd	3,872,000	14,631,501
Deutsche Wohnen SE	371,500	16,664,345
Entra ASA (144A)	254,000	3,247,605
Fastighets AB Balder*	185,000	7,042,070
Grainger PLC	662,757	2,346,156
Hang Lung Properties Ltd	2,941,000	6,972,266
Helical PLC	1,130,000	4,322,800
Instone Real Estate Group AG (144A)*	268,000	5,807,568
LEG Immobilien AG*	58,571	7,430,241
Mitsui Fudosan Co Ltd	885,800	15,697,790
Prestige Estates Projects Ltd	1,420,634	3,949,748
Shimao Property Holdings Ltd	2,593,000	10,988,844
Sun Hung Kai Properties Ltd	771,250	9,829,213
Times China Holdings Ltd	2,497,000	4,620,521
VGP NV	78,000	9,947,648
		134,393,063
Total Common Stocks (cost $526,374,352)		551,508,715

Shares		Value
Investment Companies – 0.7%
Money Markets – 0.7%
Fidelity Investments Money Market Treasury Portfolio, 0.0800%ºº (cost $4,142,314)	4,142,314	$4,142,314
Total Investments (total cost $530,516,666) – 100.1%		555,651,029
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(743,364)
Net Assets – 100%		$554,907,665

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$271,198,960	48.8%
Japan	59,846,281	10.8
China	38,631,424	7.0
Germany	35,282,023	6.3
United Kingdom	27,817,888	5.0
Australia	25,691,031	4.6
Hong Kong	24,987,597	4.5
Canada	22,399,502	4.0
Singapore	17,154,130	3.1
Belgium	9,947,648	1.8
France	8,455,122	1.5
Sweden	7,042,070	1.3
India	3,949,748	0.7
Norway	3,247,605	0.6

Total	$555,651,029	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/20
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	$360∆	$-	$-	$-

	Value at 9/30/19	Purchases	Sales Proceeds	Value at 6/30/20
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0368%ºº	-	1,830,161	(1,830,161)	-

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2020 is

$17,445,731, which represents 3.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2020.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of June 30, 2020)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
A-Living Services Co Ltd	1/7/20-6/22/20	$6,429,694	$8,390,558	1.5%

The Fund has registration rights for certain restricted securities held as of June 30, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Equity Real Estate Investment Trusts (REITs)	$274,974,193	$112,476,549	$-
Hotels, Restaurants & Leisure	6,413,290	-	-
Household Durables	8,068,665	-	-
All Other	-	149,576,018	-
Investment Companies	4,142,314	-	-
Total Assets	$293,598,462	$262,052,567	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.